STOCKHOLDERS' DEFICIT (Details Narrative 1) - USD ($)				1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2015	May 08, 2015	Dec. 29, 2014	Aug. 17, 2015	Jun. 30, 2015	Apr. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 26, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 23, 2015	Jan. 22, 2015	Dec. 23, 2014
Selling, general and administrative expenses										$ 230,992	$ 355,541	$ 1,056,026	$ 861,795	$ 6,658,109	$ 743,057
Number of shares issued		60,000		110,000
Board meeting fees paid										592,611	$ 416,634	1,278,866	770,889
Note payable										$ 2,486,666		2,486,666		1,011,111
Proceeds from notes payable												$ 1,345,000	500,000	$ 960,000
Common stock, authorized								100,000,000		100,000,000		100,000,000		100,000,000	100,000,000	100,000,000
Common stock, par value								$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Equity method investment, percentage																		100.00%
Stock split								15.04	15.04 to one
Number of common stock held									$ 14
Sale of common stock (in shares)								2,000,000
Sale of common stock			$ 2,000,000					$ 2,000,000					340,000	$ 340,000	$ 1,626,333
Cash received from sale of common stock			1,625,000					1,625,000
Conversion promissory notes			375,000					$ 375,000
Repayment of debt			$ 1,200,000
Common stock for cash proceeds		$ 60,000													$ 1,333
Purchase of common stock (in shares)			4,000,000					4,000,000
Purchase of common stock			$ 1,333					$ 1,333
Preferred stock, par value								$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, authorized								25,000,000		25,000,000		25,000,000		25,000,000	25,000,000	25,000,000			25,000,000
Preferred stock, outstanding								1,917,720		1,917,720		1,917,720		1,917,720	1,917,720	0
Selling, general and administrative expenses				$ 167,092			$ 150,000							$ 6,557,310
Restricted shares of common stock															33,333
Stock based compensation												$ 4,151,367	$ 1,731,658	$ 2,989,680	$ 8,833
Issued common stock to shareholders (in shares)							50,000
Issued common stock to shareholders							$ 50,000
Purchase additional common stock							60,000
Purchase additional common stock (in dollars per share)							$ 1.00
Shares issued to consultant														200,000
Purchased technology in exchange common stock							150,000
Recognition stock based compensation														$ 150,000
Short Term Loan [Member]
Repayment of debt			$ 75,000
Series A Convertible Preferred Stock [Member]
Preferred stock, designated														2,000,000			2,000,000
Preferred stock, outstanding														900,000			900,000
Common Stock [Member]
Stock exchanged during Merger Agreement			26,052,760
Series A Preferred Stock [Member]
Preferred stock, outstanding								1,917,720							1,917,720
Stock exchanged during Merger Agreement			1,917,720
Series A Preferred Stock [Member]
Preferred stock, outstanding								1,917,720						1,917,720	1,917,720
Common Stock [Member]
Number of shares issued															4,000,000
Common stock for cash proceeds															$ 400
Common Stock Warrants [Member]
Exercise price (in dollars per share)								$ 2.50						$ 2.50	$ 2.50
Stock based compensation														$ 567,000
Warrant to purchase share of common stock								500,000						500,000	500,000
Board of Directors [Member]
Number of options granted														200,000
Selling, general and administrative expenses														$ 164,416
Annual cash stipend														$ 30,000
Chairman of the Board [Member]
Equity method investment, percentage								50.00%						50.00%	50.00%
Mr. Ali Kharazmi [Member]
Equity method investment, percentage								50.00%						50.00%	50.00%
Advisory Agreements [Member]
Vesting period														18 months
Selling, general and administrative expenses														$ 572,216
Shares issued advisor member each														50,000
Restricted shares of common stock														50,000
Advisory Agreements [Member] | Common Stock [Member]
Number of initial sign-on shares										50,000		50,000
Vesting period												18 months
Number of shares issued												297,282	188,950
Business Transfer And Indemnity Agreement [Member] | NuGene International, Inc. [Member]
Common stock, authorized																			100,000,000
Common stock, par value																			$ 0.0001
Business Transfer And Indemnity Agreement [Member] | Ms Dena Kurland [Member]
Repayment of debt			$ 350,000
Unaffiliated Accredited Investor [Member]
Sale of common stock (in shares)					100,000	27,273
Sale of common stock					$ 200,000	$ 30,000
Sale of common stock (in dollars per share)					$ 2.00	$ 1.10
Consultants [Member]
Purchase of common stock (in shares)								1,500,000
Purchase of common stock								$ 500
Shares issued to consultant														27,000
Shares issued to consultant, vested														110,000
Consultants [Member] | Common Stock Warrants [Member]
Exercise price (in dollars per share)	$ 2.00
Warrants term	5 years
Warrant to purchase share of common stock	150,000
Fair value of warrants	$ 377,327
Expected dividend yield	0.00%
Expected volatility	130.00%
Risk-free interest rate	1.61%
Expected life	5 years
Consulting Agreement [Member]
Selling, general and administrative expenses														$ 167,092
Mr. Ali Kharazmi [Member]
Cash payment, acquisition			$ 350,000
Shares issued			15,000,000
Ms Dena Kurland [Member] | Series A Preferred Stock [Member] | NuGene International, Inc. [Member]
Stock exchanged during Merger Agreement			1,917,720
Ms Dena Kurland [Member] | Business Transfer And Indemnity Agreement [Member] | NuGene International, Inc. [Member]
Cash payment, acquisition			$ 350,000
Shares issued			15,000,000
Ms Dena Kurland [Member] | Business Transfer And Indemnity Agreement [Member] | Common Stock [Member] | NuGene International, Inc. [Member]
Stock exchanged during Merger Agreement			26,052,760